Schedule I - Condensed Financial Information of Canada Goose Holdings Inc. - Condensed Statements of Cash Flows (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023	Apr. 03, 2022
Operating activities
Net income (loss)	$ 58,100,000	$ 68,900,000	$ 94,600,000
Items not affecting cash:
Income tax recovery	17,600,000	24,600,000	23,100,000
Share-based compensation	10,200,000	15,000,000.0	14,000,000.0
Total items not affecting cash	262,800,000	260,800,000	291,900,000
Changes in non-cash operating items	10,500,000	(75,400,000)	(82,800,000)
Net cash from operating activities	164,600,000	116,300,000	151,600,000
Investing activities
Net cash used in investing activities	(72,400,000)	(45,300,000)	(37,200,000)
Financing activities
Normal course issuer bid purchase of subordinate voting shares	(141,400,000)	(26,700,000)	(253,200,000)
Exercise of stock options	100,000	0	7,100,000
Net cash used in financing activities	(232,800,000)	(80,700,000)	(298,200,000)
Decrease in cash	(141,600,000)	(1,200,000)	(190,200,000)
Cash, beginning of period	286,500,000	287,700,000	477,900,000
Cash, end of period	144,900,000	286,500,000	287,700,000
Parent company
Operating activities
Net income (loss)	56,300,000	92,000,000.0	82,600,000
Items not affecting cash:
Equity in undistributed earnings of subsidiary	(63,600,000)	(97,500,000)	(88,600,000)
Net interest expense	0	500,000	1,900,000
Income tax recovery	(2,500,000)	(1,600,000)	(2,000,000.0)
Share-based compensation	9,800,000	15,000,000.0	14,000,000.0
Total items not affecting cash	0	8,400,000	7,900,000
Changes in non-cash operating items	1,700,000	(493,500,000)	(20,200,000)
Intercompany accounts payable	0	240,000,000.0	242,500,000
Net cash from operating activities	1,700,000	(245,100,000)	230,200,000
Investing activities
Dividend received	131,500,000	198,400,000	0
Investment in shares of subsidiary	0	80,000,000.0	0
Net cash used in investing activities	131,500,000	278,400,000	0
Financing activities
Normal course issuer bid purchase of subordinate voting shares	(140,200,000)	(26,700,000)	(241,300,000)
Exercise of stock options	100,000	0	7,100,000
Net cash used in financing activities	(140,100,000)	(26,700,000)	(234,200,000)
Decrease in cash	(6,900,000)	6,600,000	(4,000,000.0)
Cash, beginning of period	6,900,000	300,000	4,300,000
Cash, end of period	$ 0	$ 6,900,000	$ 300,000